Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

July 31, 2019

CAI-QTLY-0919
1.804853.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 57.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Automotive & Auto Parts - 0.0%
Exide Technologies 7.25% 4/30/27 (a)(b)	$1,694	$423
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	37,706	22,917

TOTAL CONVERTIBLE BONDS		23,340

Nonconvertible Bonds - 57.6%
Aerospace - 2.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	4,405	4,609
Bombardier, Inc.:
6.125% 1/15/23 (a)	10,790	10,952
7.5% 12/1/24 (a)	2,990	3,083
7.5% 3/15/25 (a)	47,010	47,803
7.875% 4/15/27 (a)	33,840	34,263
BWX Technologies, Inc. 5.375% 7/15/26 (a)	8,510	8,808
DAE Funding LLC 4% 8/1/20 (a)	5,145	5,177
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	36,440
TransDigm, Inc.:
6.25% 3/15/26 (a)	17,925	18,799
6.375% 6/15/26	61,985	63,129
6.5% 5/15/25	16,505	17,000
7.5% 3/15/27 (a)	18,012	19,003
		269,066
Air Transportation - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (a)	1,989	2,048
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22	505	524
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	5,298	5,828
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,478	3,548
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	7,314	8,249
Series 2012-2 Class B, 6.75% 6/3/21	2,521	2,661
Series 2013-1 Class B, 5.375% 11/15/21	3,440	3,574
		26,432
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc.:
5% 10/1/24 (a)	11,405	11,587
5.875% 6/1/29 (a)	7,960	8,458
Delphi Technologies PLC 5% 10/1/25 (a)	13,220	11,601
Exide Technologies:
10.75% 10/31/21 pay-in-kind (a)(b)(c)	825	800
11% 10/31/24 pay-in-kind (a)(b)(c)	2,063	1,588
11% 10/31/24 pay-in-kind (a)(b)(c)	857	514
IAA Spinco, Inc. 5.5% 6/15/27 (a)	4,680	4,894
LKQ Corp. 4.75% 5/15/23	2,190	2,226
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,865
Tenneco, Inc. 5% 7/15/26	8,345	6,467
		57,000
Banks & Thrifts - 2.6%
Ally Financial, Inc.:
8% 11/1/31	20,638	27,397
8% 11/1/31	206,609	276,137
		303,534
Broadcasting - 0.6%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	6,265	6,398
Entercom Media Corp. 6.5% 5/1/27 (a)	6,320	6,683
iHeartCommunications, Inc.:
6.375% 5/1/26	671	712
8.375% 5/1/27	1,216	1,279
11.25% 3/1/21 (c)(d)	11,660	0
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	12,530	12,984
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	4,925	4,999
5% 8/1/27 (a)	14,525	14,979
5.375% 4/15/25 (a)	12,000	12,450
5.375% 7/15/26 (a)	11,315	11,824
		72,308
Building Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	5,095	5,146
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,756
		10,902
Cable/Satellite TV - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	91,490	93,896
5.125% 2/15/23	30,665	31,087
5.125% 5/1/23 (a)	14,050	14,386
5.125% 5/1/27 (a)	69,885	72,069
5.375% 5/1/25 (a)	14,050	14,507
5.375% 6/1/29 (a)	18,080	18,735
5.5% 5/1/26 (a)	17,605	18,375
5.75% 9/1/23	9,495	9,685
5.75% 1/15/24	11,275	11,515
5.75% 2/15/26 (a)	20,340	21,427
5.875% 5/1/27 (a)	17,965	18,841
CSC Holdings LLC:
5.375% 2/1/28 (a)	23,655	24,660
5.5% 5/15/26 (a)	50,968	53,262
5.75% 1/15/30 (a)	18,015	18,330
6.5% 2/1/29 (a)	24,795	27,336
7.5% 4/1/28 (a)	14,375	15,830
Videotron Ltd. 5.125% 4/15/27 (a)	12,060	12,603
Virgin Media Finance PLC 4.875% 2/15/22	10,880	11,075
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,175	1,203
6% 1/15/27 (a)	11,435	11,595
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	22,875	23,418
		523,835
Capital Goods - 0.1%
AECOM 5.125% 3/15/27	11,885	12,450
Stevens Holding Co., Inc. 6.125% 10/1/26 (a)	3,245	3,440
		15,890
Chemicals - 1.3%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	11,044
5.15% 3/15/34	12,120	11,969
5.375% 3/15/44	12,110	11,383
Element Solutions, Inc. 5.875% 12/1/25 (a)	18,605	18,931
Hexion, Inc. 7.875% 7/15/27 (a)	8,825	8,737
LSB Industries, Inc. 9.625% 5/1/23 (a)	6,090	6,379
Neon Holdings, Inc. 10.125% 4/1/26 (a)	12,060	11,547
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	15,135	15,592
5.25% 6/1/27 (a)	12,980	13,535
OCI NV 6.625% 4/15/23 (a)	5,370	5,585
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	11,315	11,202
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	14,186
Valvoline, Inc. 5.5% 7/15/24	4,170	4,306
Versum Materials, Inc. 5.5% 9/30/24 (a)	5,910	6,324
		150,720
Consumer Products - 0.3%
Energizer Holdings, Inc. 7.75% 1/15/27 (a)	14,945	16,253
First Quality Finance Co., Inc. 5% 7/1/25 (a)	9,675	9,820
Grubhub Holdings, Inc. 5.5% 7/1/27 (a)	4,725	4,849
		30,922
Containers - 0.6%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,693
7.5% 12/15/96	12,871	13,772
Labl Escrow Issuer LLC:
6.75% 7/15/26 (a)	18,015	18,375
10.5% 7/15/27 (a)	12,010	12,100
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	3,540	3,178
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)(e)	6,930	7,147
8.5% 8/15/27 (a)(e)	6,950	7,334
		67,599
Diversified Financial Services - 4.4%
AssuredPartners, Inc. 7% 8/15/25 (a)	4,865	4,877
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (a)(e)	23,470	23,851
6.625% 8/15/27 (a)(e)	41,570	42,609
FLY Leasing Ltd. 5.25% 10/15/24	9,470	9,710
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	7,120	6,817
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (a)	24,085	24,780
6.375% 12/15/25	54,810	57,276
6.75% 2/1/24	10,075	10,458
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	18,015	16,163
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)	8,815	9,013
5% 1/15/28 (a)	8,900	8,947
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	6,925
5.75% 8/15/25 (a)	7,185	7,488
Navient Corp.:
5.5% 1/25/23	44,765	46,318
5.875% 10/25/24	28,294	29,001
6.125% 3/25/24	15,595	16,396
6.5% 6/15/22	27,055	28,805
7.25% 1/25/22	27,370	29,765
7.25% 9/25/23	5,688	6,207
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,315	4,472
5.25% 8/15/22 (a)	9,140	9,648
5.5% 2/15/24 (a)	790	853
Springleaf Finance Corp.:
6.625% 1/15/28	7,305	7,871
6.875% 3/15/25	51,610	57,730
7.125% 3/15/26	38,380	43,106
Tempo Acquisition LLC 6.75% 6/1/25 (a)	8,815	9,090
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	10,265	9,059
		527,235
Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	9,080	9,489
Liberty Media Corp.:
8.25% 2/1/30	12,298	12,733
8.5% 7/15/29	7,900	8,117
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,848
		47,187
Electric Utilities No Longer Use - 0.3%
Talen Energy Supply LLC 7.25% 5/15/27 (a)	30,775	30,379
Energy - 11.1%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (a)	18,325	16,126
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	4,420	4,254
5.75% 1/15/28 (a)	18,015	16,822
Antero Resources Corp.:
5.125% 12/1/22	840	802
5.625% 6/1/23 (Reg. S)	10,850	10,280
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,755
Callon Petroleum Co. 6.125% 10/1/24	4,090	3,998
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,267
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	12,490	13,597
5.875% 3/31/25	14,620	16,083
7% 6/30/24	13,100	14,902
Cheniere Energy Partners LP 5.625% 10/1/26	12,250	12,954
Chesapeake Energy Corp.:
8% 1/15/25	7,850	6,712
8% 6/15/27	4,560	3,648
Citgo Holding, Inc.:
9.25% 8/1/24 (a)	12,105	12,604
10.75% 2/15/20 (a)	27,725	28,862
CNX Midstream Partners LP 6.5% 3/15/26 (a)	6,675	6,358
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	12,190	12,129
Comstock Escrow Corp. 9.75% 8/15/26	60,245	45,033
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(f)	3,025	3,010
6.5% 5/15/26 (a)	12,170	12,048
6.875% 6/15/25 (a)	6,050	6,163
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	18,015	17,837
5.75% 4/1/25	8,985	9,134
6.25% 4/1/23	9,260	9,423
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,232
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	18,335	17,235
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	43,134	31,596
9% 5/15/21 (a)	47,050	44,345
9.25% 3/31/22 (a)	7,030	6,169
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	10,200
5.375% 5/31/25	5,155	5,413
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	9,698	10,037
5.75% 1/30/28 (a)	16,811	17,820
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,538
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	76,525	68,586
8% 11/29/24 (a)	12,020	7,963
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,477
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	8,186
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	7,165	5,822
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	12,379
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	9,004
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	15,535	16,152
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	9,498
5.75% 10/1/25 (a)	11,285	10,975
6.25% 11/1/28 (a)	12,280	11,912
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,449
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	22,135	18,649
Jonah Energy LLC 7.25% 10/15/25 (a)	18,030	7,122
MEG Energy Corp. 7% 3/31/24 (a)	1,155	1,103
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	6,301
Nabors Industries, Inc. 5.75% 2/1/25	16,835	14,604
NextEra Energy Partners LP:
4.25% 7/15/24 (a)	12,015	12,195
4.25% 9/15/24 (a)	8,025	8,105
4.5% 9/15/27 (a)	5,580	5,606
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25	11,920	11,771
7.5% 4/15/26 (a)	12,005	12,455
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	2,995	3,110
4.875% 8/15/27 (a)	3,000	3,218
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	6,245	6,104
NuStar Logistics LP 6% 6/1/26	12,025	12,686
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	7,215	7,269
5.625% 10/15/27 (a)	5,885	6,076
6.25% 6/1/24 (a)	8,115	8,409
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,832
7.25% 6/15/25	22,875	23,962
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,666
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,511
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,257
Range Resources Corp. 5% 3/15/23	18,145	15,871
Sabine Pass Liquefaction LLC 5% 3/15/27	8,570	9,344
Sanchez Energy Corp.:
6.125% 1/15/23	34,330	2,060
7.25% 2/15/23 (a)	24,505	19,972
SemGroup Corp.:
6.375% 3/15/25	5,990	5,750
7.25% 3/15/26	11,220	10,883
SESI LLC 7.75% 9/15/24	7,245	4,347
SM Energy Co.:
5.625% 6/1/25	5,480	4,754
6.625% 1/15/27	9,590	8,355
6.75% 9/15/26	4,550	4,095
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,389
8% 3/1/32	12,475	17,703
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,784
Southwestern Energy Co.:
4.1% 3/15/22	15,400	14,977
7.5% 4/1/26	9,070	7,936
7.75% 10/1/27	8,135	7,060
SRC Energy, Inc. 6.25% 12/1/25	7,435	6,468
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	7,194
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,302
5.5% 2/15/26	11,640	12,047
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28	12,180	12,347
5.125% 2/1/25	5,750	5,924
5.375% 2/1/27	5,750	5,980
5.875% 4/15/26	18,255	19,276
6.5% 7/15/27 (a)	6,180	6,729
6.875% 1/15/29 (a)	10,935	12,058
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	12,099
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,400
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	6,270	6,276
5% 1/31/28 (a)	6,295	6,389
6.625% 6/15/25 (a)(b)	7,915	8,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	4,570	4,787
Transocean, Inc.:
7.5% 1/15/26 (a)	12,910	12,232
9% 7/15/23 (a)	26,532	27,917
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	10,628	2,232
Unit Corp. 6.625% 5/15/21	2,202	1,967
W&T Offshore, Inc. 9.75% 11/1/23 (a)	41,795	40,019
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	7,898
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,769
5.75% 6/1/26	9,125	9,376
6% 1/15/22	15,850	16,425
		1,322,541
Entertainment/Film - 0.2%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	3,865	4,029
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	28,594	14,297
		18,326
Environmental - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	10,140	10,644
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,970
5.875% 7/1/25	3,205	3,325
6% 1/1/27	12,335	12,736
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (a)	9,525	9,882
Tervita Escrow Corp. 7.625% 12/1/21 (a)	5,500	5,610
		50,167
Food/Beverage/Tobacco - 2.5%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,588
ESAL GmbH 6.25% 2/5/23 (a)	28,980	29,487
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	39,238
JBS Investments II GmbH:
5.75% 1/15/28 (a)	10,705	10,812
7% 1/15/26 (a)	11,630	12,450
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	24,630	25,430
5.875% 7/15/24 (a)	10,810	11,107
6.75% 2/15/28 (a)	18,350	19,726
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)(e)	20,180	20,155
6.5% 4/15/29 (a)	29,320	31,482
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	7,660	8,005
4.875% 11/1/26 (a)	7,740	8,030
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	17,930	18,513
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	17,392
5.5% 3/1/25 (a)	10,085	10,488
5.5% 12/15/29 (a)	14,975	15,143
5.75% 3/1/27 (a)	7,710	7,989
		296,035
Gaming - 1.6%
Boyd Gaming Corp.:
6% 8/15/26	6,435	6,725
6.375% 4/1/26	4,150	4,378
Churchill Downs, Inc. 4.75% 1/15/28 (a)	9,130	9,141
Eldorado Resorts, Inc.:
6% 4/1/25	2,175	2,292
6% 9/15/26	8,170	8,824
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,085	12,980
5.75% 6/1/28	9,515	10,656
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	2,820	2,996
LHMC Finco SARL 7.875% 12/20/23 (a)	12,210	12,888
MCE Finance Ltd.:
4.875% 6/6/25 (a)	30,275	30,412
5.25% 4/26/26 (a)	12,015	12,287
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	7,227
MGM Mirage, Inc.:
4.625% 9/1/26	9,495	9,732
5.75% 6/15/25	20,003	21,622
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	2,295	2,331
Stars Group Holdings BV 7% 7/15/26 (a)	9,215	9,710
Station Casinos LLC 5% 10/1/25 (a)	12,105	12,335
Transocean, Inc. 7.25% 11/1/25 (a)	12,270	11,534
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	6,930	7,225
		195,295
Healthcare - 5.5%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	24,025	23,729
Catalent Pharma Solutions:
4.875% 1/15/26 (a)	4,000	4,080
5% 7/15/27 (a)	3,765	3,869
Centene Escrow Corp. 5.375% 6/1/26 (a)	30,420	32,131
Community Health Systems, Inc.:
8% 3/15/26 (a)	29,960	28,724
8.125% 6/30/24 (a)	67,698	51,450
8.625% 1/15/24 (a)	48,790	48,790
9.875% 6/30/23 (a)	36,023	30,079
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,537
5.75% 11/1/24	20,291	20,520
Hologic, Inc.:
4.375% 10/15/25 (a)	6,295	6,322
4.625% 2/1/28 (a)	4,255	4,361
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (a)	12,050	12,363
IMS Health, Inc. 5% 5/15/27 (a)	12,070	12,582
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (a)	4,033	4,204
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	5,912
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	18,080	18,295
5% 10/15/27	25,968	26,877
5.25% 8/1/26	7,453	7,732
6.375% 3/1/24	3,970	4,169
NVA Holdings, Inc. 6.875% 4/1/26 (a)	6,560	7,019
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	32,940	30,552
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	5,018
Service Corp. International 5.125% 6/1/29	5,665	5,962
Teleflex, Inc. 4.625% 11/15/27	4,975	5,166
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,169
5.125% 5/1/25	6,055	6,034
6.25% 2/1/27 (a)	17,930	18,558
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	60,612	63,036
5.75% 8/15/27 (a)	3,120	3,284
5.875% 5/15/23 (a)	1,055	1,063
6.5% 3/15/22 (a)	11,985	12,425
7% 3/15/24 (a)	17,980	18,969
7% 1/15/28 (a)	24,125	24,849
7.25% 5/30/29 (a)	12,065	12,540
8.5% 1/31/27 (a)	21,745	23,949
9% 12/15/25 (a)	32,070	35,813
Vizient, Inc. 6.25% 5/15/27 (a)	2,760	2,933
Wellcare Health Plans, Inc.:
5.25% 4/1/25	9,245	9,594
5.375% 8/15/26 (a)	7,920	8,376
		654,035
Homebuilders/Real Estate - 1.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	12,730	13,048
Lennar Corp. 4.75% 11/29/27	12,205	12,815
LGI Homes, Inc. 6.875% 7/15/26 (a)	12,190	12,403
Mattamy Group Corp. 6.875% 12/15/23 (a)	8,755	9,083
Odebrecht Finance Ltd.:
4.375% 4/25/25 (a)(d)	12,020	548
5.25% 6/27/29 (a)(d)	10,987	512
7.125% 6/26/42 (a)(d)	5,370	235
Starwood Property Trust, Inc. 4.75% 3/15/25	11,625	11,797
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	1,312	1,368
5.875% 4/15/23 (a)	8,405	8,825
5.875% 6/15/27 (a)	9,260	9,677
Toll Brothers Finance Corp.:
4.375% 4/15/23	6,162	6,378
5.625% 1/15/24	3,075	3,309
TRI Pointe Homes, Inc. 5.875% 6/15/24	16,130	16,816
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	6,060	5,560
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	7,125
6% 9/1/23	7,430	7,486
		126,985
Hotels - 0.8%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,257
FelCor Lodging LP 6% 6/1/25	10,935	11,454
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (a)	18,000	18,495
5.125% 5/1/26	18,255	18,964
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,424
4.875% 4/1/27	8,435	8,741
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	9,495	10,186
		89,521
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	17,915	16,437
8.125% 2/15/24 (a)	8,620	9,223
AmWINS Group, Inc. 7.75% 7/1/26 (a)	6,100	6,367
HUB International Ltd. 7% 5/1/26 (a)	11,770	11,969
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,080	11,992
		55,988
Leisure - 0.7%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27	6,830	7,206
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	7,365	7,549
Merlin Entertainments PLC 5.75% 6/15/26 (a)	12,170	12,718
Silversea Cruises 7.25% 2/1/25 (a)	4,765	5,093
Six Flags Entertainment Corp.:
4.875% 7/31/24 (a)	14,040	14,356
5.5% 4/15/27 (a)	7,460	7,852
Studio City Co. Ltd. 7.25% 11/30/21 (a)	9,650	9,927
Viking Cruises Ltd. 5.875% 9/15/27 (a)	11,595	12,001
Voc Escrow Ltd. 5% 2/15/28 (a)	10,755	10,957
		87,659
Metals/Mining - 0.8%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (a)	3,565	3,734
6.75% 9/30/24 (a)	7,705	8,090
7% 9/30/26 (a)	6,385	6,832
Aleris International, Inc. 6% 6/1/20 (a)(c)	151	151
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	7,950	8,113
5.125% 3/15/23 (a)	12,860	13,390
5.125% 5/15/24 (a)	9,780	10,171
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,135	4,754
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	6,808
Mineral Resources Ltd. 8.125% 5/1/27 (a)	18,015	18,914
Murray Energy Corp.:
11.25% 4/15/21 (a)	8,915	2,407
12% 4/15/24 pay-in-kind (a)(b)	10,343	1,862
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	9,795	9,709
		94,935
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	4,105	4,208
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	5,230	4,642
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(c)(d)(f)	6,337	0
11.375% 12/31/2014 (c)(d)	12,582	0
		8,850
Publishing/Printing - 0.2%
Getty Images, Inc. 9.75% 3/1/27 (a)	20,665	21,595
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	65,605	66,917
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	22,555	23,218
8.75% 10/1/25 (a)	24,245	25,397
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	9,215	9,434
5% 6/1/24 (a)	8,800	9,086
5.25% 6/1/26 (a)	8,800	9,136
		143,188
Services - 0.6%
Avantor, Inc. 6% 10/1/24 (a)	12,090	12,936
CDK Global, Inc. 5.875% 6/15/26	4,545	4,835
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	8,765	8,951
IHS Markit Ltd.:
4% 3/1/26 (a)	5,380	5,595
4.75% 2/15/25 (a)	4,225	4,535
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	10,355	10,640
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,725	2,963
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	3,510	3,650
The Brink's Co. 4.625% 10/15/27 (a)	12,180	12,393
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,652
		74,150
Steel - 0.5%
Algoma Steel SCA 0% 12/31/23 (c)	1,982	1,407
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (a)	12,165	12,469
5.75% 3/1/25	3,141	3,190
5.875% 6/1/27 (a)	18,030	18,120
Commercial Metals Co. 5.75% 4/15/26	9,135	9,409
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	7,500	7,903
United States Steel Corp. 6.25% 3/15/26	12,205	11,137
		63,635
Super Retail - 1.2%
Netflix, Inc.:
4.375% 11/15/26	5,760	5,818
4.875% 4/15/28	28,755	29,708
5.375% 11/15/29 (a)	11,075	11,656
5.75% 3/1/24	5,270	5,705
5.875% 2/15/25	21,818	23,752
5.875% 11/15/28	64,825	71,145
		147,784
Technology - 2.5%
Ascend Learning LLC:
6.875% 8/1/25 (a)	11,865	12,295
6.875% 8/1/25 (a)	4,115	4,264
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	23,415	24,732
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	34,618	30,810
Camelot Finance SA 7.875% 10/15/24 (a)	5,065	5,280
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	11,091
5% 9/1/25	6,380	6,635
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	19,760
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	9,345	9,730
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	8,065	8,513
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)	4,060	4,222
MTS Systems Corp. 5.75% 8/15/27 (a)	3,140	3,226
Open Text Corp. 5.875% 6/1/26 (a)	8,535	9,109
Parametric Technology Corp. 6% 5/15/24	3,490	3,651
Qorvo, Inc. 5.5% 7/15/26	6,085	6,409
Sensata Technologies BV 5% 10/1/25 (a)	11,210	11,798
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,213
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	29,985	32,112
Symantec Corp. 5% 4/15/25 (a)	10,050	10,254
Uber Technologies, Inc.:
7.5% 11/1/23 (a)	17,165	18,109
8% 11/1/26 (a)	24,575	25,988
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	16,225	15,637
10.5% 2/1/24 (a)	17,698	15,574
		301,412
Telecommunications - 4.7%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	22,740	23,793
Citizens Communications Co.:
7.875% 1/15/27	9,275	4,962
9% 8/15/31	13,178	7,149
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,279
5.375% 3/15/27	2,735	2,906
Equinix, Inc. 5.375% 5/15/27	9,265	9,946
Frontier Communications Corp. 8.5% 4/1/26 (a)	31,445	30,728
GCI, Inc. 6.875% 4/15/25	10,905	11,464
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (a)	24,025	24,807
GTT Communications, Inc. 7.875% 12/31/24 (a)	5,565	4,327
Intelsat Jackson Holdings SA:
5.5% 8/1/23	15,020	13,837
8.5% 10/15/24 (a)	26,105	26,042
9.75% 7/15/25 (a)	24,955	25,797
Sable International Finance Ltd.:
5.75% 9/7/27 (a)	15,035	15,430
6.875% 8/1/22 (a)	13,013	13,436
SFR Group SA:
7.375% 5/1/26 (a)	125,670	133,917
8.125% 2/1/27 (a)	7,635	8,313
Sprint Capital Corp.:
6.875% 11/15/28	29,939	32,933
8.75% 3/15/32	37,051	45,990
Sprint Corp. 7.625% 3/1/26	34,025	38,024
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	25,600	25,907
U.S. West Communications 7.25% 9/15/25	1,480	1,658
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,228
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	31,195	31,663
6% 4/1/23	11,035	11,366
6.375% 5/15/25	2,440	2,501
		562,403
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	4,685	4,407
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,310	3,517
5.25% 5/15/24 (a)	17,970	19,289
5.5% 1/15/23 (a)	5,305	5,672
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,850	2,266
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	9,979
		40,723
Utilities - 3.0%
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,417
4.4% 4/1/24	8,560	8,702
Global Partners LP/GLP Finance Corp. 7% 6/15/23	11,295	11,577
NRG Energy, Inc.:
5.75% 1/15/28	34,385	36,620
6.625% 1/15/27	26,747	28,517
Pacific Gas & Electric Co.:
3.75% 8/15/42 (d)	7,585	6,931
3.95% 12/1/47 (d)	35,190	31,935
4% 12/1/46 (d)	2,155	1,983
4.25% 3/15/46 (d)	2,400	2,304
4.3% 3/15/45 (d)	5,995	5,785
6.05% 3/1/34 (d)	109,490	125,640
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	5,475	5,585
Talen Energy Supply LLC 6.625% 1/15/28 (a)	11,990	11,540
The AES Corp. 4.5% 3/15/23	5,175	5,304
Vistra Operations Co. LLC:
5% 7/31/27 (a)	22,585	23,121
5.5% 9/1/26 (a)	16,965	17,728
5.625% 2/15/27 (a)	28,195	29,746
		361,435

TOTAL NONCONVERTIBLE BONDS		6,854,078

TOTAL CORPORATE BONDS
(Cost $6,711,844)		6,877,418
	Shares	Value (000s)

Common Stocks - 20.9%
Aerospace - 0.5%
Huntington Ingalls Industries, Inc.	84,100	19,200
TransDigm Group, Inc. (g)	72,100	35,000

TOTAL AEROSPACE		54,200

Air Transportation - 1.0%
Air Canada (g)	3,438,100	118,294
Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	13,105
Chassix Holdings, Inc. warrants 7/29/20 (c)(g)	37,382	241
Exide Technologies (c)(h)	146,110	1,302
Exide Technologies (c)(g)	9,824	10
Exide Technologies (c)(g)	32,746	23
UC Holdings, Inc. (c)(g)	677,217	14,181

TOTAL AUTOMOTIVE & AUTO PARTS		28,862

Banks & Thrifts - 0.4%
Bank of America Corp.	747,115	22,921
JPMorgan Chase & Co.	250,380	29,044

TOTAL BANKS & THRIFTS		51,965

Broadcasting - 0.5%
iHeartMedia, Inc. (g)(i)	118,490	1,773
iHeartMedia, Inc. warrants 5/1/39 (g)	104	2
Nexstar Broadcasting Group, Inc. Class A	376,429	38,309
Sinclair Broadcast Group, Inc. Class A	402,800	20,241

TOTAL BROADCASTING		60,325

Cable/Satellite TV - 0.8%
Altice U.S.A., Inc. Class A (g)	1,930,500	49,826
Comcast Corp. Class A	938,600	40,519

TOTAL CABLE/SATELLITE TV		90,345

Capital Goods - 0.6%
Ingersoll-Rand PLC	228,200	28,219
Thermo Fisher Scientific, Inc.	90,700	25,186
Zebra Technologies Corp. Class A(g)	80,100	16,892

TOTAL CAPITAL GOODS		70,297

Chemicals - 0.1%
Hexion U.S. Finance Corp. (g)	90,260	1,015
The Chemours Co. LLC	781,940	14,912

TOTAL CHEMICALS		15,927

Consumer Products - 0.0%
Reddy Ice Holdings, Inc. (c)(g)	496,439	0
Reddy Ice Holdings, Inc. (c)	199,717	60

TOTAL CONSUMER PRODUCTS		60

Diversified Financial Services - 1.2%
American Express Co.	270,700	33,667
MasterCard, Inc. Class A	274,400	74,711
OneMain Holdings, Inc.	764,900	31,705
Penson Worldwide, Inc. Class A (c)(g)	10,322,034	0
PJT Partners, Inc.	5,092	215

TOTAL DIVERSIFIED FINANCIAL SERVICES		140,298

Energy - 0.6%
Chaparral Energy, Inc. Class A (g)(i)	146,806	521
Cheniere Energy, Inc. (g)	475,200	30,959
Forbes Energy Services Ltd. (g)	193,218	377
Goodrich Petroleum Corp. (g)	129,527	1,491
Harvest Oil & Gas Corp. (g)	254,828	3,083
MEG Energy Corp. (g)	2,376,100	9,992
Parsley Energy, Inc. Class A (g)	683,900	11,346
Pioneer Natural Resources Co.	127,200	17,559
Ultra Petroleum Corp. warrants 7/14/25 (g)	211,400	0
VNR Finance Corp. (c)(g)	119,961	0
VNR Finance Corp. (a)(c)(g)	577,714	0

TOTAL ENERGY		75,328

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (c)(g)	183,263	5,859
Food/Beverage/Tobacco - 0.8%
Darling International, Inc. (g)	1,038,617	21,115
JBS SA	12,222,900	79,749

TOTAL FOOD/BEVERAGE/TOBACCO		100,864

Gaming - 1.4%
Boyd Gaming Corp.	1,699,600	45,022
Eldorado Resorts, Inc. (g)	1,155,936	52,156
Penn National Gaming, Inc. (g)	1,369,900	26,740
Red Rock Resorts, Inc.	1,079,097	22,488
Studio City International Holdings Ltd. ADR	695,700	13,991

TOTAL GAMING		160,397

Healthcare - 1.7%
Alexion Pharmaceuticals, Inc. (g)	182,800	20,709
Cigna Corp.	134,900	22,922
Encompass Health Corp.	34	2
Humana, Inc.	105,400	31,277
IQVIA Holdings, Inc. (g)	393,500	62,633
Jazz Pharmaceuticals PLC (g)	197,900	27,583
Rotech Healthcare, Inc. (c)(g)	185,710	1,924
UnitedHealth Group, Inc.	144,600	36,007

TOTAL HEALTHCARE		203,057

Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	2,457
Leisure - 0.1%
Royal Caribbean Cruises Ltd.	148,900	17,323
Metals/Mining - 0.0%
Aleris Corp. (c)(g)	127,520	0
Elah Holdings, Inc. (g)	906	54

TOTAL METALS/MINING		54

Services - 1.6%
Air Lease Corp. Class A	594,900	24,861
HD Supply Holdings, Inc. (g)	1,088,200	44,083
Novus Holdings Ltd.	100,408	25
Penhall Acquisition Co.:
Class A (c)(g)	26,163	2,201
Class B (c)(g)	8,721	734
United Rentals, Inc. (g)	524,794	66,413
Visa, Inc. Class A	322,340	57,377

TOTAL SERVICES		195,694

Steel - 0.0%
Algoma Steel GP (c)	198,162	4
Algoma Steel SCA (c)	198,162	32

TOTAL STEEL		36

Super Retail - 0.4%
Amazon.com, Inc. (g)	22,800	42,563
Arena Brands Holding Corp. Class B (c)(g)(h)	659,302	5,301

TOTAL SUPER RETAIL		47,864

Technology - 6.1%
Adobe, Inc. (g)	256,400	76,628
Alphabet, Inc. Class A (g)	62,800	76,503
CDW Corp.	247,000	29,186
Dell Technologies, Inc. (g)	275,400	15,902
EPAM Systems, Inc. (g)	261,900	50,754
Facebook, Inc. Class A (g)	179,300	34,825
Fiserv, Inc. (g)	316,513	33,370
Global Payments, Inc.	456,924	76,727
Lam Research Corp.	144,000	30,040
Lyft, Inc. (i)	66,700	4,060
Microchip Technology, Inc. (i)	695,300	65,650
Microsoft Corp.	428,000	58,324
ON Semiconductor Corp. (g)	1,863,138	40,076
PayPal Holdings, Inc. (g)	609,400	67,278
Salesforce.com, Inc. (g)	153,800	23,762
SS&C Technologies Holdings, Inc.	357,337	17,134
VMware, Inc. Class A	113,600	19,822

TOTAL TECHNOLOGY		720,041

Telecommunications - 1.8%
Alibaba Group Holding Ltd. sponsored ADR (g)	643,800	111,448
Crown Castle International Corp.	293,400	39,098
T-Mobile U.S., Inc. (g)	810,400	64,613

TOTAL TELECOMMUNICATIONS		215,159

Transportation Ex Air/Rail - 0.1%
Hertz Global Holdings, Inc. (g)	587,000	9,110
Tricer Holdco SCA:
Class A1 (c)(g)(h)	598,287	1
Class A2 (c)(g)(h)	598,287	1
Class A3 (c)(g)(h)	598,287	1
Class A4 (c)(g)(h)	598,287	1
Class A5 (c)(g)(h)	598,287	1
Class A6 (c)(g)(h)	598,287	1
Class A7 (c)(g)(h)	598,287	1
Class A8 (c)(g)(h)	598,287	1
Class A9 (c)(g)(h)	598,287	1
U.S. Shipping Partners Corp. (c)(g)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(g)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9,119

Utilities - 0.9%
NRG Energy, Inc.	986,100	33,665
Portland General Electric Co.	14,817	813
Vistra Energy Corp.	3,126,400	67,093

TOTAL UTILITIES		101,571

TOTAL COMMON STOCKS
(Cost $1,836,004)		2,485,396

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(g)(h)
(Cost $10,250)	287,159,690	97
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.2%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(f)	1,197	1,203
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(f)	643	647

TOTAL AIR TRANSPORTATION		1,850

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.86% 2/5/26 (b)(f)	17,925	18,024
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 2/27/26 (b)(c)(f)	2,988	2,995
Broadcasting - 0.1%
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.579% 5/1/26 (b)(f)	2,934	2,954
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (f)(j)	4,445	4,444

TOTAL BROADCASTING		7,398

Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.26% 9/27/24 (b)(f)	2,958	2,890
Cable/Satellite TV - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.325% 4/15/27 (b)(f)	17,915	17,975
Energy - 1.9%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9844% 11/3/25 (b)(f)	6,070	5,630
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4844% 6/22/24 (b)(f)	8,869	8,412
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6161% 12/31/21 (b)(f)	95,185	95,328
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (b)(f)	77,095	73,356
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7/23/23 (f)(j)	1,405	1,423
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.24% 3/1/26 (b)(f)	35,950	35,310
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (b)(c)	2,213	2,229

TOTAL ENERGY		221,688

Healthcare - 0.8%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7691% 11/16/25 (b)(f)	30,298	30,464
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.25% 6/13/26 (b)(f)	36,045	35,249
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3794% 6/1/25 (b)(f)	2,109	2,116
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (b)(f)	23,890	23,942

TOTAL HEALTHCARE		91,771

Hotels - 0.2%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5413% 5/28/27 (b)(f)	23,945	22,867
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (b)(f)	5,386	5,326
Metals/Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7718% 10/17/22 (b)(f)	22,545	14,215
Paper - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (b)(f)	17,095	16,352
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(f)	46,476	46,094
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 6/13/24 (b)(f)	14,399	14,116
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (b)(f)	6,055	6,013

TOTAL SERVICES		66,223

Technology - 1.1%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (b)(f)	36,830	35,398
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (b)(f)	19,695	20,298
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.61% 1/20/24 (b)(f)	3,093	3,086
3 month U.S. LIBOR + 9.000% 11.36% 1/20/25 (b)(f)	10,270	10,131
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.9911% 9/29/24 (b)(f)	4,610	4,608
3 month U.S. LIBOR + 8.500% 10.7411% 9/29/25 (b)(f)	24,662	24,872
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (b)(f)	3,540	3,566
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.075% 10/11/26 (b)(f)	15,014	14,751
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.075% 10/11/25 (b)(f)	11,054	10,990

TOTAL TECHNOLOGY		127,700

TOTAL BANK LOAN OBLIGATIONS
(Cost $630,471)		617,274

Preferred Securities - 9.5%
Banks & Thrifts - 8.3%
Bank of America Corp.:
5.125% (b)(k)	36,030	36,480
5.2% (b)(k)	61,440	62,822
5.7973% (b)(f)(k)	40,150	40,221
5.875% (b)(k)	102,630	109,245
6.25% (b)(k)	28,555	31,158
Barclays PLC 7.75% (b)(k)	30,535	31,108
Citigroup, Inc.:
5.8% (b)(k)	41,925	42,239
5.9% (b)(k)	27,015	28,260
5.95% (b)(k)	51,015	53,620
6.25% (b)(k)	17,065	19,049
6.3% (b)(k)	5,610	5,940
Credit Agricole SA 7.875% (a)(b)(k)	8,515	9,398
Goldman Sachs Group, Inc.:
5% (b)(k)	84,915	83,004
5.375% (b)(k)	31,615	31,909
6.4291% (b)(f)(k)	25,687	25,751
Huntington Bancshares, Inc. 5.7% (b)(k)	12,990	13,104
JPMorgan Chase & Co.:
5% (b)(k)	30,845	31,200
5.3% (b)(k)	16,855	17,024
5.6389% (b)(f)(k)	43,545	43,589
6% (b)(k)	69,385	73,028
6.125% (b)(k)	17,585	18,706
6.75% (b)(k)	8,330	9,240
Royal Bank of Scotland Group PLC 8.625% (b)(k)	41,759	44,421
Wells Fargo & Co.:
5.875% (b)(k)	50,420	55,210
5.9% (b)(k)	63,075	66,938

TOTAL BANKS & THRIFTS		982,664

Energy - 1.2%
Andeavor Logistics LP 6.875% (b)(k)	30,450	30,450
DCP Midstream Partners LP 7.375% (b)(k)	15,260	15,023
Energy Transfer Partners LP:
6.25% (b)(k)	70,123	66,141
6.625% (b)(k)	27,290	25,926
Summit Midstream Partners LP 9.5% (b)(k)	15,260	11,407

TOTAL ENERGY		148,947

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (a)(d)(k)	2,940	159
TOTAL PREFERRED SECURITIES
(Cost $1,108,341)		1,131,770
	Shares	Value (000s)

Money Market Funds - 6.8%
Fidelity Cash Central Fund 2.43% (l)	756,643,077	756,794
Fidelity Securities Lending Cash Central Fund 2.43% (l)(m)	45,835,500	45,840
TOTAL MONEY MARKET FUNDS
(Cost $802,588)		802,634
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $11,099,498)		11,914,589
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(19,517)
NET ASSETS - 100%		$11,895,072

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,184,972,000 or 35.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,709,000 or 0.1% of net assets.

 (i) Security or a portion of the security is on loan at period end.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Exide Technologies	4/30/15 - 6/1/19	$2,365
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,288
Fidelity Securities Lending Cash Central Fund	83
Total	$5,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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